Acquisition	12 Months Ended
Dec. 31, 2021
Acquisition
Acquisition

3.Acquisition

On January 13, 2020 (the "Closing Date"), the Company completed the acquisition of Longye. The Company acquired the entire equity interest in Longye for a consideration of RMB117 million. Pursuant to the Share Purchase Agreement (the "Agreement"), the Company (1) credited a previous bridge loan to Mr. Li Mingyou (Longye's founder) of RMB100 million to the cash portion of the purchase price, and (2) issued 8,366,444 Class A ordinary shares (2,092,000 ADSs, calculated by dividing a U.S.-dollar equivalent of RMB100 million by the average closing price of the Company's shares during the 30-day period ended on May 10, 2019) of the Company to the sellers of Longye.

As of the Closing Date, 20% of the consideration shares were released to the sellers, while the remaining consideration shares are subject to contractual restrictions on transfer from sellers to others. On January 1, 2021, and January 1, 2022, the transfer restrictions related to 30% and 50% of the total consideration shares were lifted and released to the sellers, respectively.

The acquisition was accounted for as a business combination. The financial position and results of operation of Longye and its subsidiaries have been included in the Group's consolidated financial statements from the Closing Date. Total purchase price for the acquisition comprised of:

Amount
RMB
Total Cash consideration	99,896
Plus: Fair value of equity consideration as of acquisition date	16,969
Purchase consideration	116,865

The Group made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The purchase price allocation as the date of the acquisition is as follows:

	Amount	Amortization
	RMB	Period
Intangible assets
Customer relationships	3,300	3 years
Trade names	4,822	10 years
Developed technology	17,833	7 years
Goodwill	115,414
Net liabilities assumed	(18,021)
Deferred tax liabilities	(6,483)
	116,865

The excess of purchase price over net tangible liabilities, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill primarily represents the expected synergies from combining the Longye’s resources and experiences in the SaaS industry with the Group’s current business. The goodwill is not expected to be deductible for tax purposes.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of the business combinations were not significant to the Company’s consolidated results of operations.